Leases - Summary of the changes in operating lease assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of Detailed Information About Changes in Operating Lease Assets Explanatory [Line Items]
Beginning balance		₩ 3,972,304		₩ 4,011,097
Disposals		(57,580)	[1]	(76,840)	[2]
Depreciation	[3]	(596,443)		(570,365)
Amounts transferred from (to) property and equipment		80		221
Ending balance		4,157,592		3,972,304
Property Plant And Equipment By Operating Lease Status
Disclosure of Detailed Information About Changes in Operating Lease Assets Explanatory [Line Items]
Beginning balance		2,077,080		1,930,503
Acquisitions		740,721		762,996
Disposals		(228,384)		(171,192)
Depreciation		(465,716)		(445,006)
Amounts transferred from (to) property and equipment		(80)		(221)
Ending balance		₩ 2,123,621		₩ 2,077,080

[1]	During 2024, W26,185 million transferred from assets-under-construction is included.
[2]	During 2023, W82,179 million transferred from assets-under-construction is included.
[3]	Included in general administrative expense, other operating income (loss) and insurance service expense of the consolidated statements of comprehensive income.